Share capital (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Apr. 11, 2024
IfrsStatementLineItems [Line Items]
Issue of ordinary shares	$ 0.0001	$ 0.00001
Issue of ordinary shares	6,089,526	58,041,990
Issuance of shares during the financial year	31
Proceeds from issuance of shares	$ 3,107,731		$ 2,295,012
Adjustment on acquisition of subsidiaries shares		58,041,998
Adjustment on acquisition of subsidiaries value	$ 580	$ 13,531,607
Issuance of shares pursuant to investment of combining entities value		$ 580
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Issue of ordinary shares	$ 10
Alps Life Science Inc [member]
IfrsStatementLineItems [Line Items]
Converted into aggregate of new ordinary shares	160,000,000
Issue of ordinary shares	$ 0.0001	$ 0.00001		$ 0.00001